Description of Business	9 Months Ended	12 Months Ended
	Nov. 03, 2018	Feb. 03, 2018
Accounting Policies [Abstract]
Description of Business

1. Description of Business

BJ’s Wholesale Club Holdings, Inc. (the “Company”) is a leading warehouse club operator in the Eastern United States. As of November 3, 2018, the Company operated 216 warehouse clubs, 136 of which operate gasoline stations, in 16 states. The Company became a publicly traded entity in connection with its initial public offering (“IPO”) of common stock and listing on the New York Stock Exchange (“NYSE”) under the ticker symbol “BJ.”

The Company follows, and reports based on the National Retail Federation’s fiscal calendar. The thirteen-week periods ended November 3, 2018 and October 28, 2017 are referred to as the third quarter of 2018 and 2017, respectively.

1. Description of Business

BJ’s Wholesale Club Holdings, Inc. and its wholly owned subsidiaries (the “Company” or “BJ’s”) is a leading warehouse club operator in the eastern United States of America. As of February 3, 2018, BJ’s operated 215 warehouse clubs in 16 states.

BJ’s business, in common with the business of retailers generally, is subject to seasonal influences. Sales and operating income have typically been strongest in the fourth quarter holiday season and lowest in the first quarter of each fiscal year.

BJ’s Wholesale Club, Inc. was previously an independent publicly traded corporation until its acquisition on September 30, 2011, by a subsidiary of Beacon Holding Inc., a company incorporated on June 24, 2011 by investment funds affiliated with or advised by Leonard Green & Partners and CVC Capital Partners, (collectively, “the Sponsors”) for the purpose of the acquisition. Beacon Holding Inc. changed its name to BJ’s Wholesale Club Holdings, Inc. on February 23, 2018.